Summary of Significant Accounting Policies (Details) - Schedule of basic net income per share and diluted net income per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Basic Net Income Per Share and Diluted Net Income Per Share [Abstract]
Net income attributable to Deswell Industries, Inc. (in Dollars)	$ 2,059	$ 8,232	$ 8,231
Basic weighted average common shares outstanding	15,935,000	15,929,000	15,915,000
Effect of dilutive securities - Options	137,000	206,000	132,000
Diluted weighted average common and potential common shares outstanding	16,072,000	16,135,000	16,047,000
Diluted net income per share (in Dollars per share)	$ 0.13	$ 0.51	$ 0.51
Basic net income per share (in Dollars per share)	$ 0.13	$ 0.52	$ 0.52